SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-Lived Assets [Line Items]
Total long-lived assets	$ 6,730,285	$ 6,860,477	$ 6,865,594
Macau [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	6,287,324	6,389,846	6,330,624
The Philippines [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	381,866	458,242	533,477
Hong Kong and other foreign countries [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	$ 61,095	$ 12,389	$ 1,493